                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--

ADVISOR CLASS OF

AIM DOLLAR FUND
(A SERIES PORTFOLIO OF AIM INVESTMENT PORTFOLIOS)
PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM DOLLAR FUND (the "Fund"), which is a diversified series of AIM Investment Portfolios (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks maximum current income consistent with liquidity and conservation of capital. The Fund may invest in a wide variety of high quality, U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; U.S. and non-U.S. corporate obligations; and instruments of U.S. and foreign banks.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS

                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     3
  Table of Fees and Expenses...........     3
  Financial Highlights.................     4
  Performance..........................     5
  Investment Program...................     5
  Management...........................     7
  Organization of the Trust............     8
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1

                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1

                                    SUMMARY
--------------------------------------------------------------------------------

THE FUND

  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks maximum current income consistent with liquidity and conservation of capital.

  PRINCIPAL INVESTMENTS. The Fund invests in a wide variety of high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers.

  INVESTMENT MANAGERS:. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.

  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies composing or affiliated with AMVESCAP PLC. Pursuant to a separate prospectus the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements. Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."

  DISTRIBUTIONS. Dividends are declared daily and paid monthly from available net investment income and any realized net short-term capital gain. Dividends and distributions may be reinvested automatically in Advisor Class shares or in Advisor Class shares of certain funds in the AIM Family of Funds without a sales charge.

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, aimfunds.com, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Sales charge on purchases of shares.......................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum contingent deferred sales charge (as a % of net
     asset value at time of purchase or sale, whichever is
     less)..................................................  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.50%
  12b-1 distribution and service fees.......................  None
  Other expenses (after waivers)............................  0.50%
                                                              ----
          Total Fund Operating Expenses.....................  1.00%
                                                              ====

(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.

(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.

  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Advisor Class shares........................................  $10     $32     $55    $123

  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE ABOVE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund for the periods shown. This information is supplemented by the financial statements and notes thereto included in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also appears in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1988 to 1991 was audited by other auditors that served as the Fund's independent accountants for those periods. The unaudited financial statements and notes, for the semi-annual period ended June 30, 1998, are also included in the Statement of Additional Information.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                                                                                ADVISOR CLASS++
                                                          SIX MONTHS     ------------------------------
                                                             ENDED           YEAR ENDED        JUNE 1,
                                                           JUNE 30,         DECEMBER 31,       1995 TO
                                                             1998        ------------------    DEC. 31,
                                                          (UNAUDITED)     1997       1996        1995
                                                          -----------    -------    -------    --------
Net investment income...................................    $ 0.023      $ 0.045    $ 0.044    $ 0.030
Distributions from net investment income................     (0.023)      (0.045)    (0.044)    (0.030)
Net asset value (unchanged during the period)...........    $  1.00      $  1.00    $  1.00    $  1.00
                                                            =======      =======    =======    =======
     Total Investment Return(b).........................       2.25%        4.61%      4.50%      2.92%
Ratios and supplemental data:
Net assets at end of the period (in 000's)..............    $ 7,631      $ 6,780    $14,978    $ 2,096
Ratio of net investment income to average net assets:
  With expense waivers, reductions and/or
     reimbursements(a)..................................       4.61%        4.50%      4.39%      4.94%
  Without expense waivers, reductions and/or
     reimbursements(a)..................................       4.61%        4.45%      4.33%      4.91%
Ratio of expenses to average net assets:
  With expense waivers, reductions and/or
     reimbursements(a)..................................       0.93%        0.98%      0.99%      0.97%
  Without expense waivers, reductions and/or
     reimbursements(a)..................................       0.93%        1.03%      1.05%      1.00%

---------------

++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Annualized for periods of less than one year.

(b) Not annualized.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------

INVESTMENT PROGRAM

  INVESTMENT OBJECTIVE. The Fund's investment objective is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less. There can be no assurance that the Fund will achieve its investment objective.

  INVESTMENT POLICIES. The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.

  In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less and (ii) purchase only instruments having remaining maturities of 13 months or less.

  The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Sub-advisor to present minimal credit risks in accordance with procedures established by the Trust's Board of Trustees (the "Board"). To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security) or, if the issuer has no applicable short-term rating, determined by the Sub-advisor to be of equivalent credit quality.

  High quality securities are divided into "first tier" and "second tier" securities. The Fund will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Generally, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Fund's sub-advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

  The rating criteria of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Statement of Additional Information.

CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:

  PERMITTED INVESTMENTS. The Fund may invest in the following types of money market instruments:

  - Obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

  - Obligations of U.S. and non-U.S. banks, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

  - Interest-bearing deposits in U.S. commercial and savings banks having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.

  - Commercial paper and other short-term debt obligations of U.S. and foreign companies, rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, determined by the Sub-advisor to be of equivalent quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.

  - Repurchase agreements secured by any of the foregoing. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Board. The Sub-advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid securities.

  INVESTMENT TECHNIQUES. In managing the Fund, the Sub-advisor may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Sub-advisor's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Sub-advisor also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.

  RISKS AND OTHER CONSIDERATIONS. Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the net sale of its shares likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

  Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.

  VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Fund invests in such variable and floating rate securities, it is the Sub-advisor's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Sub-advisor further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.

  OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).

  The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of its outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of its outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental and may be changed by vote of the Board without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.
--------------------------------------------------------------------------------

MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.

  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class shares.

  AIM also serves as the Fund's pricing and accounting agent. For these services, AIM receives a fee based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administrative agree-ment. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.

  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  In placing orders for the Fund's portfolio securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected.

  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.

  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST

  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Portfolios, Inc., a Maryland corporation.

  From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):

            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number (70
                   OBI:                              character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.

  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund generally pays dividends and distributions as set forth below:

                                                                                DISTRIBUTIONS           DISTRIBUTIONS
                                                                                    OF NET                 OF NET
                                              DIVIDENDS FROM                       REALIZED               REALIZED
                                              NET INVESTMENT                      SHORT-TERM              LONG-TERM
               FUND                               INCOME                        CAPITAL GAINS           CAPITAL GAINS
               ----                           --------------                    -------------           -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                        annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                        annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                        annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                        annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                        annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                        annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                        annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                        annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                        annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                        annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                        annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                        annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                        annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                        annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                        annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                        annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                        annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                        annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                        annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                        annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                        annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                        annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                        annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.

  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.

  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.

  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------


                                   Give Social Security                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").

                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

Sub-Advisor
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109

For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

DOL-PRO-2

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF

                                AIM DOLLAR FUND

                             (A SERIES PORTFOLIO OF
                           AIM INVESTMENT PORTFOLIOS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.
                    P.O. BOX 4739, HOUSTON TEXAS 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM DOLLAR FUND PROSPECTUS DATED SEPTEMBER 8, 1998

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
INTRODUCTION................................................     4

GENERAL INFORMATION ABOUT THE FUNDS.........................     4
  The Trust and Its Shares..................................     4

INVESTMENT OBJECTIVE AND POLICIES...........................     4
  Investment Objective......................................     4
  Changes in a Security's Rating............................     5
  Variable and Floating Rate Obligations....................     5
  Bankers' Acceptances......................................     5
  Certificates of Deposit...................................     5
  Commercial Paper..........................................     5
  U.S. Government Obligations...............................     5
  Repurchase Agreements.....................................     5
  When-Issued and Delayed Delivery Transactions.............     6
  Illiquid Securities.......................................     6

INVESTMENT LIMITATIONS......................................     7

MANAGEMENT..................................................     8
  Trustees and Executive Officers...........................     8
  Investment Management and Administration Services.........    10
  Distribution Services.....................................    11
  Expenses of the Fund......................................    11

DIVIDENDS AND TAXES.........................................    11
  Daily Income Dividends....................................    11
  Taxes -- General..........................................    11
  Non-U.S. Shareholders.....................................    12

HOW TO PURCHASE AND REDEEM SHARES...........................    12
  Programs and Services for Shareholders....................    13
  Dividend Order............................................    13

NET ASSET VALUE DETERMINATION...............................    13

EXECUTION OF PORTFOLIO TRANSACTIONS.........................    14

MISCELLANEOUS INFORMATION...................................    14
  Custodian.................................................    14
  Transfer Agency and Accounting Agency Services............    14
  Independent Accountants...................................    14
  Shareholder Liability.....................................    15
  Name......................................................    15
  Control Persons and Principal Holders of Securities.......    15

INVESTMENT RESULTS..........................................    16
  Total Return Quotations...................................    17
  Performance Information...................................    18

                                                               PAGE
                                                               ----
APPENDIX....................................................    21
  Commercial Paper Ratings..................................    21
  Bond Ratings..............................................    21
  Note Ratings..............................................    21

FINANCIAL STATEMENTS........................................    FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Dollar Fund (the "Fund"). The Fund is a diversified series of AIM Investment Portfolios (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor of and sub-administrator for, the Fund.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for the Fund is included in a Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name AIM Investment Portfolios, Inc., which was organized as a Maryland corporation on July 13, 1981. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of a single portfolio, the AIM Dollar Fund. The Fund has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of GT Global Dollar Fund. (renamed AIM Dollar Fund).

  This Statement of Additional Information relates solely to the Advisor Class shares of the Fund.

  The term "majority of the outstanding shares" of the Trust, of the Fund or of a particular class of the Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, the Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, the Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, the Fund or such class.

  Class A, Class B and Advisor Class shares of the Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of the Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

  The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING

  Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Trust's Board of Trustees (the "Board") and the Sub-advisor will review the situation and take appropriate action in accordance with procedures adopted by the Board pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").

VARIABLE AND FLOATING RATE OBLIGATIONS

  Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES

  Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT

  Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER

  Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS

  U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies, as it is not so obligated by law. Therefore, the purchase of such securities involves more risk than investment in other U.S. government obligations.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer, an agreed-upon price, date and market rate of interest unrelated to coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines established by the Board. The Sub-advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision.

  The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under that code that would allow the immediate resale of such collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

  The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES

  The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Sub-advisor has determined to be liquid pursuant to guidelines established by the Board. Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor, in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trading in the security; (2) the number of dealers that make quotes for the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board as applicable. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the

Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

                             INVESTMENT LIMITATIONS

  The Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. The Fund may not:

          (1) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (2) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy contained in limitation (7), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

  If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

  The following investment policies of the Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest more than 10% of its net assets in illiquid securities;

          (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Fund's prospectus for further information with respect to the investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                                   MANAGEMENT

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

-----------------------------------------------------------------------------------------------------
    NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
    ---------------------      ------------------------------   ------------------------------------
-----------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM, (51)       Trustee, Chairman of the Board  Director, President and Chief
                               and President                   Executive Officer, A I M Management
                                                               Group Inc.; Director and President,
                                                               A I M Advisors, Inc.; Director and
                                                               Senior Vice President, A I M Capital
                                                               Management, Inc., A I M Distributors,
                                                               Inc., A I M Fund Services, Inc. and
                                                               Fund Management Company; and Director,
                                                               AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON, (57)       Trustee                         President, Plantagenet Capital
 220 Sansome Street                                            Management, LLC (an investment
 Suite 400                                                     partnership); Chief Executive Officer,
 San Francisco, CA 94104                                       Plantagenet Holdings, Ltd. (an
                                                               investment banking firm); Director,
                                                               Anderson Capital Management, Inc.
                                                               since 1988; Director, PremiumWear,
                                                               Inc. (formerly Munsingwear, Inc.) (a
                                                               casual apparel company); Director, "R"
                                                               Homes, Inc. and various other
                                                               companies; and Trustee, each of the
                                                               other investment companies registered
                                                               under the 1940 Act that is sub-advised
                                                               or sub-administered by the
                                                               Sub-advisor.
-----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY, (59)         Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                        Director and Chairman, C.D. Stimson
 Suite 2400                                                    Company (a private investment
 San Francisco, CA 94111                                       company); and Trustee, each of the
                                                               other investment companies registered
                                                               under the 1940 Act that is sub-advised
                                                               or sub-administered by the
                                                               Sub-advisor.
-----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON, (54)     Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                         venture capital firm); Director,
 Palo Alto, CA 94301                                           Viasoft and PageMart, Inc. (both
                                                               public software companies) and several
                                                               other privately held software and
                                                               communications companies; and Trustee,
                                                               each of the other investment companies
                                                               registered under the 1940 Act that is
                                                               sub-advised or sub-administered by the
                                                               Sub-advisor.
-----------------------------------------------------------------------------------------------------

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the
  1940 Act.

-----------------------------------------------------------------------------------------------------
    NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
    ---------------------      ------------------------------   ------------------------------------
-----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY, (63)         Trustee                         Private investor; President from 1984
 1055 California Street                                        to 1986; and Quigley Friedlander &
 San Francisco, CA 94108                                       Co., Inc. (a financial advisory
                                                               services firm) from 1984 to 1986; and
                                                               Trustee, each of the other investment
                                                               companies registered under the 1940
                                                               Act that is sub-advised or
                                                               sub-administered by the Sub-advisor.
-----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR, (53)         Vice President                  Director, Senior Vice President and
                                                               Treasurer, A I M Advisors, Inc.; Vice
                                                               President and Treasurer, A I M
                                                               Management Group Inc., A I M Capital
                                                               Management, Inc., A I M Distributors,
                                                               Inc., A I M Fund Services, Inc. and
                                                               Fund Management Company.
-----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY, (53)      Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street          Accounting Officer              Accounting, the Sub-advisor since
 San Francisco, CA 94111                                       1997; Vice President -- Mutual Fund
                                                               Accounting, the Sub-advisor from 1992
                                                               to 1997.
-----------------------------------------------------------------------------------------------------
 MELVILLE B. COX, (54)         Vice President                  Vice President and Chief Compliance
                                                               Officer, A I M Advisors, Inc., A I M
                                                               Capital Management, Inc., A I M
                                                               Distributors, Inc., A I M Fund
                                                               Services, Inc. and Fund Management
                                                               Company.
-----------------------------------------------------------------------------------------------------
 GARY T. CRUM, (50)            Vice President                  Director and President, A I M Capital
                                                               Management, Inc.; Director and Senior
                                                               Vice President, A I M Management Group
                                                               Inc. and A I M Advisors, Inc.; and
                                                               Director, A I M Distributors, Inc. and
                                                               AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------
 HELGE K. LEE, (52)            Vice President and Secretary    Chief Legal and Compliance
 50 California Street                                          Officer -- North America, the
 San Francisco, CA 94111                                       Sub-advisor since October 1997;
                                                               Secretary and Chief Legal and
                                                               Compliance Officer, INVESCO (NY) Asset
                                                               Management, Inc., INVESCO (NY), Inc.,
                                                               GT Global Investor Services, Inc. and
                                                               G.T. Insurance since August 1997;
                                                               Secretary and Chief Legal and
                                                               Compliance Officer, GT Global from
                                                               August 1997 to April 1998; Executive
                                                               Vice President of the Asset Management
                                                               Division of Liechtenstein Global Trust
                                                               AG, from October 1996 to May 1998;
                                                               Senior Vice President, General Counsel
                                                               and Secretary of INVESCO (NY) Asset
                                                               Management, Inc., INVESCO (NY), Inc.,
                                                               GT Global, GT Global Investor
                                                               Services, Inc. and G.T. Insurance from
                                                               May 1994 to October 1996; and Senior
                                                               Vice President, General Counsel and
                                                               Secretary of Strong/Corneliuson
                                                               Management, Inc. and Secretary of each
                                                               of the Strong Funds from October 1991
                                                               to May 1994.
-----------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

-----------------------------------------------------------------------------------------------------
    NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
    ---------------------      ------------------------------   ------------------------------------
-----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN, (43)       Vice President                  Director, Senior Vice President,
                                                               General Counsel and Secretary, A I M
                                                               Advisors, Inc.; Vice President,
                                                               General Counsel and Secretary, A I M
                                                               Management Group Inc.; Director, Vice
                                                               President and General Counsel, Fund
                                                               Management Company; Vice President and
                                                               General Counsel, A I M Fund Services,
                                                               Inc.; and Vice President, A I M
                                                               Capital Management, Inc. and A I M
                                                               Distributors, Inc.
-----------------------------------------------------------------------------------------------------
 DANA R. SUTTON, (39)          Vice President and Assistant    Vice President and Fund Controller,
                               Treasurer                       A I M Advisors, Inc.; and Assistant
                                                               Vice President and Assistant
                                                               Treasurer, Fund Management Company.
-----------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $3,588, $3,716, $3,100 and $3,409, respectively, from the Trust for their services as Trustees. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of August 10, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as the Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Management Contract"). The Sub-advisor serves as the sub-advisor and sub-administrator to the Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Fund, and provide suitable office space, necessary small office equipment and utilities.

  The Management Contracts may be renewed for one-year terms with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-advisor in the amounts of $1,384,735, $1,808,976 and $1,665,299, respectively. During the fiscal years ended December 31, 1997 and 1996, the Sub-advisor reimbursed the Fund for a portion of its investment management and administration fees in the amounts of $88,707 and $173,045, respectively. No such reimbursements were made during the fiscal year ended December 31, 1995.

DISTRIBUTION SERVICES

  The Fund's Advisor Class are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.

EXPENSES OF THE FUND

  The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Fund and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                              DIVIDENDS AND TAXES

DAILY INCOME DIVIDENDS

  Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Advisor Class shares of the Fund on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner the Fund chooses in accordance with generally accepted accounting principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles,
(c) plus or minus all realized gains or losses on investments, if any.

TAXES -- GENERAL

  To continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).

  The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

  Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that no part of the dividends from the Fund will be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional Fund shares.

NON-U.S. SHAREHOLDERS

  Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Fund may be purchased appears in the Fund's Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Fund for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."

  Information concerning redemption of the Fund's shares is set forth in the Prospectus under the heading "How to Redeem Shares." In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Fund's transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  The Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of the Fund's assets over its liabilities. A more detailed description of how the Fund's net asset value is calculated appears in the Prospectus under the heading "Determination of Net Asset Value."

PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Fund provides certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

DIVIDEND ORDER

  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Fund, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

  The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

  The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.

  The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

  The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Board, the Sub-advisor is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing transactions, the Sub-advisor seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Investment decisions for the Fund and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  Under a policy adopted by the Board and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-advisor serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

  The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund provided the Fund follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These interfund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

                           MISCELLANEOUS INFORMATION

  AIM was organized in 1976, and together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and its accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor also serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997, 1996 and 1995, the accounting services fees for the Fund were $69,517, $90,682 and $86,710, respectively.

INDEPENDENT ACCOUNTANTS

  The Fund's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

  The financial statements of the Trust included in this Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAME

  Prior to May 29, 1998, the Fund operated under the name of GT Global Dollar Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below:

                                                                                        PERCENT
                                                                       PERCENT          OWNED OF
                                                                       OWNED OF        RECORD AND
AIM DOLLAR FUND                        NAME AND ADDRESS OF OWNER       RECORD*        BENEFICIALLY
---------------                        -------------------------       --------       ------------
Class A..........................  Bear Stearns Securities Corp.         6.31%          -0-
                                   FBO 101-40029-25Y
                                   One Metrotech Center
                                   Brooklyn, New York 11201-3870
                                   Merrill Lynch, Pierce, Fenner &
                                   Smith                                 6.22%          -0-
                                   141 W. Jackson Boulevard
                                   Suite 290
                                   Chicago, Illinois 60604-2904
Advisor Class....................  Independent Trust Corp.              18.49%          -0-
                                   Custodian Funds 868
                                   15255 S. 94th Ave. Ste. 303
                                   Orland Park, IL 60462-3897
                                   Independent Trust Corp.              27.82%          -0-
                                   Custodian Funds 88
                                   15255 S. 94th Ave. Ste. 303
                                   Orland Park, IL 60462-3897
                                   Independent Trust Corp.              22.33%          -0-
                                   Custodian Fund 865
                                   15255 S. 94th Ave. Ste. 303
                                   Orland Park, IL 60462-3897

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

  The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), IBC/Donaghue's Money Fund Report, Money Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.

  The Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

  For the seven-day period ended December 31, 1997, the Fund's Advisor Class share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

     ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one
  share at the beginning of the period:.....................  $1.000000000
Value of same account* (excluding capital changes) at the
  end of the seven-day period ending Dec. 31, 1997:.........  $1.000873375

---------------

 * Value includes additional shares acquired with dividends paid on the original shares.

     CALCULATION:

  Ending account value:.....................................  $1.000873375
  Less beginning account value:.............................  $1.000000000
  Net change in account value:..............................  $ .000873375

               Seven-day yield = $.000873375 X (365)/(7) = 4.55%
           Effective yield** = [1 + .000873375] (365)/(7) -1 = 4.66%
---------------

** The effective yield assumes a year's compounding of the seven-day yield.

  The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:
                                      (n)
                                P(1+T)    = ERV

           P       =   a hypothetical initial payment of $1,000.
    Where
           T       =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n       =   number of years.
           ERV     =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                       portion of such period).

  The Fund's standardized returns for its Advisor Class shares, stated as average annualized total returns, were as follows:

                                                             STANDARDIZED AVERAGE
PERIOD                                                      ANNUALIZED TOTAL RETURN
------                                                      -----------------------
Year ended Dec. 31, 1997..................................            4.61%
June 1, 1995 (commencement of operations) through Dec. 31,
  1997....................................................            4.67%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                      (n)
                                P(1+U)    = ERV

           P       =   a hypothetical initial payment of $1,000.
    Where
           U       =   average annual total return assuming payment of only a
                       stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n       =   number of years.
           ERV     =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The Fund's non-standardized return for its Advisor Class shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                               NON-STANDARDIZED
                                                                    AVERAGE
PERIOD                                                      ANNUALIZED TOTAL RETURN
------                                                      -----------------------
Year ended Dec. 31, 1997..................................            4.61%
June 1, 1995 (commencement of operations) through Dec. 31,
  1997....................................................            4.67%

  Cumulative total return across a stated period may be calculated as follows:
                                      (n)
                                P(1+V)    = ERV

           P       =   a hypothetical initial payment of $1,000.
    Where
           V       =   cumulative total return assuming payment of all of, a stated
                       portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n       =   number of years.
           ERV     =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The Fund's non-standardized return for its Advisor Class shares, stated as aggregate total return, at December 31, 1997, was as follows:

                                                               NON-STANDARDIZED
                                                                  AGGREGATE
PERIOD                                                           TOTAL RETURN
------                                                         ----------------
June 1, 1995 (commencement of operations) through Dec. 31,
  1997....................................................           12.52%

  The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return figures should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.

PERFORMANCE INFORMATION

  Total return and yield figures for the Fund are neither fixed nor guaranteed, and the Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of the Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     CNBC
     CNN
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial Services Week
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Insurance Forum
     Institutional Investor
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     PBS
     Pension World
     Pensions & Investments
     Personal Investor
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post

  The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, or compare the Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include reference to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS

  Standard & Poor's, a division of McGraw-Hill Companies, Inc. ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories: A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

  Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories. Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                  BOND RATINGS

  S&P: Its ratings for high quality bonds are as follows: An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  Moody's: Its ratings for high quality bonds are as follows: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                  NOTE RATINGS

  S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

  The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

  Moody's: The MIG 1 designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

  The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                              FINANCIAL STATEMENTS

                                       FS

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT       (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  ------------  -------------
Commercial Paper - Discounted (42.9%)
  Shell Oil Co. .................................................    5.52%     27-Aug-98   15,000,000  $ 14,870,325        3.7
  Associates Corp. ..............................................    5.58%     09-Nov-98   15,000,000    14,702,521        3.7
  Kingdom of Sweden .............................................    5.52%     06-Jul-98   12,000,000    11,990,950        3.0
  Coca Cola Co. .................................................    5.51%     14-Jul-98   12,000,000    11,976,470        3.0
  International Lease Finance Corp. .............................    5.53%     17-Jul-98   12,000,000    11,971,040        3.0
  Household Finance Corp. .......................................    5.54%     20-Jul-98   12,000,000    11,965,230        3.0
  Walt Disney Co. ...............................................    5.58%     21-Oct-98   12,000,000    11,797,280        2.9
  E.I. Dupont de Nemours & Co. ..................................    5.59%     21-Oct-98   12,000,000    11,796,906        2.9
  American Express Credit Corp. .................................    5.58%     23-Oct-98   12,000,000    11,792,900        2.9
  Motorola Inc. .................................................    5.52%     13-Jul-98   10,000,000     9,981,767        2.5
  Ford Motor Credit Corp. .......................................    5.51%     11-Aug-98   10,000,000     9,938,956        2.5
  General Electric Co. ..........................................    5.56%     28-Aug-98   10,000,000     9,912,678        2.5
  John Deere Capital Corp. ......................................    5.57%     11-Sep-98   10,000,000     9,891,400        2.5
  United States Automobile Association Capital Corp. ............    5.58%     25-Sep-98   10,000,000     9,868,611        2.5
  Minnesota Mining & Manufacturing Co. ..........................    5.61%     22-Sep-98    9,000,000     8,886,290        2.2
                                                                                                       ------------      -----
Total Commercial Paper - Discounted (amortized cost
 $171,343,324) ..................................................                                       171,343,324       42.8
                                                                                                       ------------      -----


REPURCHASE AGREEMENTS
-----------------------------------------------------------------
  Dated June 30, 1998, with State Street Bank & Trust Co., due
   July 1, 1998, for an effective yield of 5.70%, collateralized by $54,775,000 U.S. Treasury Notes, 5.375% due 1/31/00 (market value of collateral is $55,815,232 including accrued interest)
    .............................................................                                        54,720,000       13.7
  Dated June 30, 1998, with BancAmerica Robertson Stephens, due
   July 1, 1998, for an effective yield of 5.55%, collateralized by $50,730,000 of U.S. Treasury Notes & Bills, 6.25% and 8.75%
   due 6/30/02 & 11/15/08, respectively (market value of
   collateral is $51,242,992 including accrued interest)  .......                                        51,000,000       12.8
                                                                                                       ------------      -----
TOTAL REPURCHASE AGREEMENTS (cost $105,720,000) .................                                       105,720,000       26.5
                                                                                                       ------------      -----
TOTAL INVESTMENTS (cost $277,063,324)  * ........................                                       277,063,324       69.3
Other Assets and Liabilities ....................................                                       122,880,385       30.7
                                                                                                       ------------      -----
NET ASSETS ......................................................                                      $399,943,709      100.0
                                                                                                       ------------      -----
                                                                                                       ------------      -----

--------------

          *  For Federal income tax purposes, cost is $277,063,324

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized cost $171,343,324) (Note 1).......................  $171,343,324
  Repurchase agreements, at value and cost (Note 1)................................................  105,720,000
  U.S. currency....................................................................................       20,244
  Receivable for Fund shares sold..................................................................  129,613,171
  Interest receivable..............................................................................       16,527
                                                                                                     -----------
    Total assets...................................................................................  406,713,266
                                                                                                     -----------
Liabilities:
  Payable for Fund shares repurchased..............................................................    6,121,295
  Distribution payable.............................................................................      219,677
  Payable for investment management and administration fees (Note 2)...............................      150,888
  Payable for transfer agent fees (Note 2).........................................................       67,596
  Payable for registration and filing fees.........................................................       64,830
  Payable for service and distribution expenses (Note 2)...........................................       60,672
  Payable for printing and postage expenses........................................................       48,995
  Payable for professional fees....................................................................       13,679
  Payable for custodian fees.......................................................................        9,830
  Payable for fund accounting fees (Note 2)........................................................        6,015
  Payable for Directors' fees and expenses (Note 2)................................................        3,059
  Other accrued expenses...........................................................................        3,021
                                                                                                     -----------
    Total liabilities..............................................................................    6,769,557
                                                                                                     -----------
Net assets.........................................................................................  $399,943,709
                                                                                                     -----------
                                                                                                     -----------
Class A:
Net asset value and redemption price per share ($291,300,510 DIVIDED BY 291,360,629 shares
 outstanding)......................................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Class B:+
Net asset value and offering price per share ($101,012,198 DIVIDED BY 100,970,806 shares
 outstanding)......................................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,631,001 DIVIDED BY
 7,630,975 shares outstanding).....................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
  Net assets: At June 30, 1998, net assets consisted of paid-in capital of $399,943,709.

--------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...............................................................................  $8,298,701
Expenses:
  Service and distribution expenses:(Note 2)
    Class A..........................................................................  $ 251,824
    Class B..........................................................................    456,424    708,248
                                                                                       ---------
  Investment management and administration fees (Note 2)........................................    747,972
  Transfer agent fees (Note 2)..................................................................    345,900
  Registration and filing fees..................................................................    139,200
  Professional fees.............................................................................     52,074
  Printing and postage expenses.................................................................     49,775
  Fund accounting fees..........................................................................     40,604
  Custodian fees................................................................................     10,000
  Directors' fees and expenses (Note 2).........................................................      8,465
  Other expenses................................................................................      4,196
                                                                                                  ---------
    Total expenses before reductions............................................................  2,106,434
                                                                                                  ---------
      Expenses waived by A I M Advisors, Inc. (Note 2)..........................................   (365,930)
                                                                                                  ---------
    Total net expenses..........................................................................  1,740,504
                                                                                                  ---------
Net investment income...........................................................................  6,558,197
                                                                                                  ---------
Net increase in net assets resulting from operations............................................  $6,558,197
                                                                                                  ---------
                                                                                                  ---------

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                         JUNE 30, 1998        YEAR ENDED
                                                                          (UNAUDITED)      DECEMBER 31, 1997
                                                                        ----------------   -----------------
Increase (Decrease) in net assets
Operations:
  Net investment income...............................................  $      6,558,197    $     11,700,779
                                                                        ----------------   -----------------
    Net increase in net assets resulting from operations..............         6,558,197          11,700,779
                                                                        ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..........................................        (4,644,385)         (7,587,680)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..........................................        (1,765,418)         (3,720,785)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..........................................          (148,394)           (392,314)
                                                                        ----------------   -----------------
    Total distributions...............................................        (6,558,197)        (11,700,779)
                                                                        ----------------   -----------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and reinvested....................     5,510,183,410       8,215,928,197
  Decrease from capital shares repurchased............................    (5,387,128,456)     (8,474,948,990)
                                                                        ----------------   -----------------
    Net increase (decrease) from capital share transactions...........       123,054,954        (259,020,793)
                                                                        ----------------   -----------------
Total increase (decrease) in net assets...............................       123,054,954        (259,020,793)
Net assets:
  Beginning of period.................................................       276,888,755         535,909,548
                                                                        ----------------   -----------------
  End of period *.....................................................  $    399,943,709    $    276,888,755
                                                                        ----------------   -----------------
                                                                        ----------------   -----------------

--------------
   * Includes undistributed net investment income of $0.

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         CLASS A+
                                          -----------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,                     YEAR ENDED DECEMBER 31,
                                             1998      ----------------------------------------------------------
                                          (UNAUDITED)     1997        1996        1995        1994        1993
                                          -----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................       0.023       0.045       0.044       0.050       0.032       0.022
Distributions from net investment
 income.................................      (0.023)     (0.045)     (0.044)     (0.050)     (0.032)     (0.022)
                                          -----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          -----------  ----------  ----------  ----------  ----------  ----------
                                          -----------  ----------  ----------  ----------  ----------  ----------
Total investment return (b).............        2.30%       4.62%       4.50%       5.08%        3.3%        2.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 291,301   $ 186,611   $ 392,623   $ 183,761   $ 320,858   $  87,822
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        4.61%       4.50%       4.39%       4.94%       3.40%       2.17%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        4.36%       4.20%       4.08%       4.66%       3.15%       1.46%
Ratio of operating expenses to average
 net assets: (a)
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        0.93%       0.98%       0.99%       0.97%       0.92%       1.00%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        1.18%       1.28%       1.30%       1.25%       1.17%       1.72%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS B++
                                          --------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                     APRIL 1, 1993
                                           JUNE 30,               YEAR ENDED DECEMBER 31,                   TO
                                             1998      ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED)     1997        1996        1995        1994         1993
                                          -----------  ----------  ----------  ----------  ----------  -------------
Net investment income...................       0.019       0.038       0.037       0.040       0.025         0.010
Distributions from net investment
 income.................................      (0.019)     (0.038)     (0.037)     (0.040)     (0.025)       (0.010)
                                          -----------  ----------  ----------  ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00     $    1.00
                                          -----------  ----------  ----------  ----------  ----------  -------------
                                          -----------  ----------  ----------  ----------  ----------  -------------
Total investment return (b).............        1.99%       3.84%       3.73%       4.29%       2.53%          1.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 101,012   $  83,498   $ 128,308   $  99,151   $ 109,936     $   3,478
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        3.86%       3.75%       3.64%       4.19%       2.65%         1.42%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        3.61%       3.45%       3.33%       3.91%       2.40%         0.86%
Ratio of operating expenses to average
 net assets: (a)
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        1.68%       1.73%       1.74%       1.72%       1.67%         1.75%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        1.93%       2.03%       2.05%       2.00%       1.92%         2.31%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           ADVISOR CLASS+++
                                          ---------------------------------------------------
                                           SIX MONTHS
                                             ENDED       YEAR ENDED DECEMBER    JUNE 1, 1995
                                            JUNE 30,             31,                 TO
                                              1998      ----------------------  DECEMBER 31,
                                          (UNAUDITED)      1997        1996         1995
                                          ------------  ----------  ----------  -------------
Net investment income...................       0.023        0.045       0.044         0.030
Distributions from net investment
 income.................................      (0.023)      (0.045)     (0.044)       (0.030)
                                          ------------  ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................   $    1.00    $    1.00   $    1.00     $    1.00
                                          ------------  ----------  ----------  -------------
                                          ------------  ----------  ----------  -------------
Total investment return (b).............        2.25 %       4.61%       4.50%         2.92%
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,631    $   6,780   $  14,978     $   2,096
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        4.61 %       4.50%       4.39%         4.94%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        4.61 %       4.45%       4.33%         4.91%
Ratio of operating expenses to average
 net assets: (a)
  With expense reductions, waivers,
   and/or reimbursement (a) (Note 2)....        0.93 %       0.98%       0.99%         0.97%
  Without expense reductions, waivers,
   and/or reimbursement (a).............        0.93 %       1.03%       1.05%         1.00%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Dollar Fund (the "Fund", formerly GT Global Dollar Fund) is a diversified series of AIM Investment Portfolios, Inc. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

(B) FEDERAL INCOME TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,382 which expires in 2005.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. A I M Advisors, Inc. is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D) OTHER
Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, AIM, an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays the Manager investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

A I M Distributors, Inc. ("AIM Distributors"), an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global") served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase. Certain redemptions of Class A shares made within two years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other AIM Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended June 30, 1998, AIM Distributors and GT Global collected CDSCs in the amount of $53,658 and $384,193, respectively. In addition, AIM Distributors may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks)

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

and others that facilitate the administration and servicing of shareholder accounts.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Fund's Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.25% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

3. CAPITAL SHARES
At June 30, 1998, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                            SIX MONTHS ENDED
                                              JUNE 30, 1998            YEAR ENDED
                                               (UNAUDITED)         DECEMBER 31, 1997
                                          ---------------------  ----------------------
CLASS A                                      SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................   $     4,604,406,284    $      6,222,351,251
Shares issued in connection with
  reinvestment of distributions.........             2,445,437               4,193,093
                                          ---------------------  ----------------------
                                                 4,606,851,721           6,226,544,344
Shares repurchased......................        (4,502,161,868)         (6,432,557,179)
                                          ---------------------  ----------------------
Net increase (decrease).................   $       104,689,853    $       (206,012,835)
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------


CLASS B                                      SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................   $       747,831,959    $      1,763,392,144
Shares issued in connection with
  reinvestment of distributions.........             1,327,518               2,479,264
                                          ---------------------  ----------------------
                                                   749,159,477           1,765,871,408
Shares repurchased......................          (731,645,373)         (1,810,681,116)
                                          ---------------------  ----------------------
Net increase (decrease).................   $        17,514,104    $        (44,809,708)
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

ADVISOR CLASS                                SHARES & AMOUNT        SHARES & AMOUNT
----------------------------------------  ---------------------  ----------------------
Shares sold.............................   $       154,115,624    $        223,289,952
Shares issued in connection with
  reinvestment of distributions.........                56,588                 222,493
                                          ---------------------  ----------------------
                                                   154,172,212             223,512,445
Shares repurchased......................          (153,321,215)           (231,710,695)
                                          ---------------------  ----------------------
Net increase (decrease).................   $           850,997    $         (8,198,250)
                                          ---------------------  ----------------------
                                          ---------------------  ----------------------

                             GT GLOBAL DOLLAR FUND
                      Fifty California Street, 27th Floor
                        San Francisco, California 94111
                       General Telephone No. 415/392-6181
                     General Fund Information 800/824-1580

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          REPORT FROM THE FUND MANAGER

    The Fund's total return for the 12 months ended December 31, 1997, was 4.62% for Class A shares and 3.84% for Class B shares. As of December 31, the Fund's SEC seven-day yield was 4.55% for Class A shares and 3.82% for Class B shares. Because the Fund invests only in short-term debt obligations with remaining maturities of 13 months or less, its performance generally reflects the level of short-term interest rates. Please bear in mind that an investment in the Fund is neither insured nor guaranteed by the U.S. government and that there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

    The U.S. bond market produced excellent returns in 1997. After a 25-basis point increase in the Federal funds rate in March, the market began an upswing in the second quarter that lasted throughout the last three quarters of the year. In addition, interest rates fell after it became clear that the benign economic environment in the U.S. would forestall additional interest rate increases by the Fed in 1997.

    In total, 1997 produced the lowest rates of U.S. inflation in decades, while the economy enjoyed continued good growth. That combination, along with a stable dollar, beckoned global investors in the fourth quarter. In addition, yields on money market instruments have been fairly stable throughout the period and the 90-day Treasury bill yield ended the year about 18 basis points higher than it began, at 5.35%.

    We believe the overall environment for U.S. fixed income markets should continue to be attractive in 1998. Short-term rates have remained in a narrow range for some time, and we feel the economic environment augurs well for continued stability. We concur with Federal Reserve (the Fed) Chairman Greenspan's recent comments that effects of the Asian crisis have not yet fully impacted U.S. markets. We expect weakness in Asia to moderate economic growth somewhat, but believe its potential negative effect on U.S. profits and growth in 1998 will be counterbalanced by its positive effect on inflation and interest rates.

    Additionally, we see reasonable potential for further declines in interest rates. Inflation is at its lowest level in over 40 years, and productivity is strong -- all positive cost factors we think will support U.S. profitability even as product pricing remains under pressure. This environment (a new one for investors) may necessitate a shift in policy stance by the Fed, whereby, instead of constantly fighting inflation, they must also be concerned with deflation.

    Our concerns about Fed tightening have been virtually erased, and we feel the potential grows that the Fed may soon lower interest rates. In keeping with our outlook, the average maturity of holdings in the Fund has been increased moderately while still maintaining a high degree of liquidity for investors.

DECEMBER 31, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of GT Investment Portfolios, Inc.:

    We have audited the accompanying statement of assets and liabilities of GT Global Dollar Fund, a series of shares of common stock of GT Investment Portfolios, Inc., including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Dollar Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                       COOPERS & LYBRAND, L.L.P.
BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                [GT GLOBAL LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             GT GLOBAL DOLLAR FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT       (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  ------------  -------------
Commercial Paper - Discounted (47.4%)
  John Deere Capital Corp. ......................................    5.73%     19-Mar-98   12,000,000  $ 11,854,982        4.3
  Walt Disney Co. ...............................................    5.59%     14-Apr-98   12,000,000    11,812,884        4.3
  American Express Credit Corp. .................................    5.71%     21-May-98   12,000,000    11,740,067        4.2
  Kingdom of Sweden .............................................    5.62%     26-Jan-98   10,000,000     9,961,875        3.6
  AIG Funding, Inc. .............................................    5.73%     30-Jan-98   10,000,000     9,954,245        3.6
  E.I. DuPont de Nemours & Co. ..................................    5.62%     09-Feb-98   10,000,000     9,940,742        3.6
  Ford Motor Credit Corp. .......................................    5.63%     13-Feb-98   10,000,000     9,934,544        3.6
  Bellsouth Telecommunications, Inc. ............................    5.78%     25-Feb-98   10,000,000     9,912,611        3.6
  General Electric Capital Corp. ................................    5.71%     11-Mar-98   10,000,000     9,893,625        3.6
  3M Corp. ......................................................    5.68%     24-Apr-98   10,000,000     9,824,850        3.5
  AT&T Corp. ....................................................    5.58%     15-Jan-98    9,500,000     9,479,902        3.4
  Motorola, Inc. ................................................    5.59%     09-Feb-98    9,000,000     8,946,375        3.2
  Emerson Electric Co. ..........................................    5.66%     05-Jan-98    8,000,000     7,995,111        2.9
                                                                                                       ------------      -----
Total Commercial Paper - Discounted (amortized cost
 $131,251,813) ..................................................                                       131,251,813       47.4
                                                                                                       ------------      -----
Government & Government Agency Obligations (3.6%)
  Federal Home Loan Bank ........................................    5.59%     06-Mar-98   10,000,000     9,903,289        3.6
                                                                                                       ------------      -----
Total Government & Government Agency Obligations (amortized cost
 $9,903,289) ....................................................                                         9,903,289        3.6
                                                                                                       ------------      -----
TOTAL SHORT-TERM INVESTMENTS (cost $141,155,102) ................                                       141,155,102       51.0
                                                                                                       ------------      -----


                                                                                                          VALUE        % OF NET
REPURCHASE AGREEMENTS                                                                                    (NOTE 1)       ASSETS
-----------------------------------------------------------------                                      ------------  -------------
  Dated December 31, 1997, with State Street Bank & Trust Co., due January 2, 1998, for an effective yield of 5.80%,
   collateralized by $45,775,000 U.S. Treasury Bills, 6.25% due
   6/30/98 (market value of collateral is $45,946,656 including
   accrued interest)  ...........................................                                        45,041,000       16.3
  Dated December 31, 1997, with BancAmerica Robertson Stephens, due January 2, 1998, for an effective yield of 6.10%,
   collateralized by $40,190,000 U.S. Treasury Bills and Notes,
   6.25% due 6/30/98 & 3/31/99, respectively (market value of
   collateral is $40,808,921 including accrued interest)  .......                                        40,000,000       14.4
                                                                                                       ------------      -----
TOTAL REPURCHASE AGREEMENTS (cost $85,041,000) ..................                                        85,041,000       30.7
                                                                                                       ------------      -----
TOTAL INVESTMENTS (cost $226,196,102)  * ........................                                       226,196,102       81.7
Other Assets and Liabilities ....................................                                        50,692,653       18.3
                                                                                                       ------------      -----
NET ASSETS ......................................................                                      $276,888,755      100.0
                                                                                                       ------------      -----
                                                                                                       ------------      -----

--------------

          *  For Federal income tax purposes, cost is $226,196,102

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (amortized cost $141,155,102) (Note 1).......................  $141,155,102
  Repurchase agreement, at value and cost (Note 1).................................................   85,041,000
  U.S. currency....................................................................................       22,315
  Receivable for Fund shares sold..................................................................   72,954,035
  Interest receivable..............................................................................       14,034
                                                                                                     -----------
    Total assets...................................................................................  299,186,486
                                                                                                     -----------
Liabilities:
  Payable for Fund shares repurchased..............................................................   21,805,756
  Payable for investment management and administration fees (Note 2)...............................      134,841
  Distribution payable.............................................................................       97,586
  Payable for registration and filing fees.........................................................       91,486
  Payable for service and distribution expenses (Note 2)...........................................       65,528
  Payable for transfer agent fees (Note 2).........................................................       35,773
  Payable for printing and postage expenses........................................................       26,318
  Payable for professional fees....................................................................       24,747
  Payable for fund accounting fees (Note 2)........................................................        4,326
  Payable for Directors' fees and expenses (Note 2)................................................        3,682
  Payable for custodian fees.......................................................................        1,701
  Other accrued expenses...........................................................................        5,987
                                                                                                     -----------
    Total liabilities..............................................................................   22,297,731
                                                                                                     -----------
Net assets.........................................................................................  $276,888,755
                                                                                                     -----------
                                                                                                     -----------
Class A:
Net asset value and redemption price per share ($186,610,657 DIVIDED BY 186,670,776 shares
 outstanding)......................................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Class B:+
Net asset value and offering price per share ($83,498,094 DIVIDED BY 83,456,702 shares
 outstanding)......................................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($6,780,004 DIVIDED BY
 6,779,978 shares outstanding).....................................................................  $      1.00
                                                                                                     -----------
                                                                                                     -----------
  Net assets: At December 31, 1997, net assets consisted of paid-in capital of
   $276,888,755.

--------------
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income..............................................................................  $15,170,711
Expenses:
  Service and distribution expenses: (Note 2)
    Class A.........................................................................  $ 422,808
    Class B.........................................................................    995,797   1,418,605
                                                                                      ---------
  Investment management and administration fees (Note 2).......................................   1,384,735
  Transfer agent fees (Note 2).................................................................     725,305
  Registration and filing fees.................................................................     400,217
  Professional fees............................................................................     102,864
  Printing and postage expenses................................................................     101,842
  Fund accounting fees (Note 2)................................................................      69,517
  Custodian fees (Note 4)......................................................................      43,930
  Directors' fees and expenses (Note 2)........................................................      13,971
  Other expenses...............................................................................      13,326
                                                                                                 ----------
    Total expenses before reductions...........................................................   4,274,312
                                                                                                 ----------
      Expenses waived by Chancellor LGT Asset Management, Inc. (Note 2)........................    (671,757)
      Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)....................     (88,707)
      Expense reductions (Note 2)..............................................................     (43,916)
                                                                                                 ----------
    Total net expenses.........................................................................   3,469,932
                                                                                                 ----------
Net investment income..........................................................................  11,700,779
                                                                                                 ----------
Net increase in net assets resulting from operations...........................................  $11,700,779
                                                                                                 ----------
                                                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED      YEAR ENDED
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 1997            1996
                                                                            --------------  ---------------
Increase (Decrease) in net assets
Operations:
  Net investment income...................................................  $   11,700,779  $    15,135,332
                                                                            --------------  ---------------
    Net increase in net assets resulting from operations..................      11,700,779       15,135,332
                                                                            --------------  ---------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................      (7,587,680)     (11,055,154)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................      (3,720,785)      (3,791,539)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..............................................        (392,314)        (288,639)
                                                                            --------------  ---------------
    Total distributions...................................................     (11,700,779)     (15,135,332)
                                                                            --------------  ---------------
Capital share transactions: (Note 3)
  Increase from capital shares sold and reinvested........................   8,215,928,197   16,871,270,679
  Decrease from capital shares repurchased................................  (8,474,948,990) (16,620,368,622)
                                                                            --------------  ---------------
    Net increase (decrease) from capital share transactions...............    (259,020,793)     250,902,057
                                                                            --------------  ---------------
Total increase (decrease) in net assets...................................    (259,020,793)     250,902,057
Net assets:
  Beginning of year.......................................................     535,909,548      285,007,491
                                                                            --------------  ---------------
  End of year *...........................................................  $  276,888,755  $   535,909,548
                                                                            --------------  ---------------
                                                                            --------------  ---------------

--------------
   * Includes undistributed net investment income of $0.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995        1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Net investment income...................      0.045       0.044       0.050       0.032       0.022
Distributions from net investment
 income.................................     (0.045)     (0.044)     (0.050)     (0.032)     (0.022)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------
Total investment return (b).............       4.62%       4.50%       5.08%        3.3%        2.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 186,611   $ 392,623   $ 183,761   $ 320,858   $  87,822
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (a) (Notes 2 & 4)...       4.50%       4.39%       4.94%       3.40%       2.17%
  Without expense reductions, waivers,
   and reimbursement by Chancellor LGT
   Asset Management, Inc. (a)...........       4.20%       4.08%       4.66%       3.15%       1.46%
Ratio of expenses to average net
 assets: (a)
  With expense reductions, waivers, and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (a) (Notes 2 & 4)...       0.98%       0.99%       0.97%       0.92%       1.00%
  Without expense reductions, waivers,
   and reimbursement by Chancellor LGT
   Asset Management, Inc. (a)...........       1.28%       1.30%       1.25%       1.17%       1.72%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997        1996        1995        1994         1993
                                          ----------  ----------  ----------  ----------  -------------
Net investment income...................      0.038       0.037       0.040       0.025         0.010
Distributions from net investment
 income.................................     (0.038)     (0.037)     (0.040)     (0.025)       (0.010)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................  $    1.00   $    1.00   $    1.00   $    1.00     $    1.00
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------
Total investment return (b).............       3.84%       3.73%       4.29%       2.53%          1.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  83,498   $ 128,308   $  99,151   $ 109,936     $   3,478
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (a) (Notes 2 & 4)...       3.75%       3.64%       4.19%       2.65%         1.42%
  Without expense reductions, waivers,
   and reimbursement by Chancellor LGT
   Asset Management, Inc. (a)...........       3.45%       3.33%       3.91%       2.40%         0.86%
Ratio of expenses to average net
 assets: (a)
  With expense reductions, waivers, and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (a) (Notes 2 & 4)...       1.73%       1.74%       1.72%       1.67%         1.75%
  Without expense reductions, waivers,
   and reimbursement by Chancellor LGT
   Asset Management, Inc. (a)...........       2.03%       2.05%       2.00%       1.92%         2.31%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                             1997        1996         1995
                                          ----------  ----------  -------------
Net investment income...................      0.045       0.044         0.030
Distributions from net investment
 income.................................     (0.045)     (0.044)       (0.030)
                                          ----------  ----------  -------------
Net asset value (unchanged during the
 period)................................  $    1.00   $    1.00     $    1.00
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------
Total investment return (b).............       4.61%       4.50%         2.92%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   6,780   $  14,978     $   2,096
Ratio of net investment income to
 average net assets:
  With expense reductions, waivers, and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (a) (Notes 2 & 4)...       4.50%       4.39%         4.94%
  Without expense reductions, waivers,
   and reimbursement by Chancellor LGT
   Asset Management, Inc. (a)...........       4.45%       4.33%         4.91%
Ratio of expenses to average net
 assets: (a)
  With expense reductions, waivers, and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (a) (Notes 2 & 4)...       0.98%       0.99%         0.97%
  Without expense reductions, waivers,
   and reimbursement by Chancellor LGT
   Asset Management, Inc. (a)...........       1.03%       1.05%          1.0%

----------------

 (a) Annualized for periods of less than one year.
 (b) Not annualized for periods of less than one year.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

    The accompanying notes are an integral part of the financial statements.

                             GT GLOBAL DOLLAR FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Dollar Fund ("Fund") is a diversified series of GT Investment Portfolios, Inc. ("Company"). The Company is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
Securities are valued at amortized cost, which approximates market value.

(B) FEDERAL INCOME TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,382 which expires in 2005.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity. Chancellor LGT Asset Management, Inc. (the "Manager") is responsible for determining that the value of these underlying securities remains at least equal to the resale price.

(D) OTHER
Security transactions are recorded on the trade date (date the order to buy or sell is executed). Interest income is recorded on an accrual basis. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly.

2. RELATED PARTIES
The Manager serves as the investment manager and administrator of the Fund. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.50% of the Fund's average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are sold.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A shares for purchase. Certain redemptions of Class A shares made within two years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. Class B shares of the Fund are available only through an exchange of Class B shares of other GT Global Mutual Funds. Certain redemptions of Class B shares made within six years of purchase are also subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected CDSCs in the amount of $1,241,407. In addition, GT Global may, from time to time, make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares less any amounts paid by the Fund as the aforementioned service fee for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any amounts under the Class A Plan. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. GT Global does not currently intend to seek reimbursement of any

                             GT GLOBAL DOLLAR FUND

amounts in excess of 0.75% of average daily net assets under the Class B Plan. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00%, 1.75%, and 1.00% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of its investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent for the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $1,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by LGT and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

3. CAPITAL SHARES
At December 31, 1997, there were 2,000,000,000 shares of the Company's common stock authorized, at $0.001 per share. Of this number, 1,500,000,000 shares have been classified as shares of the Fund; 500 million shares have been classified as Class A shares, 500 million have been classified as Class B shares, and 500 million have been classified as Advisor Class shares. These amounts may be increased from time to time at the discretion of the Board of Directors. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                YEAR ENDED              YEAR ENDED
                                            DECEMBER 31, 1997       DECEMBER 31, 1996
                                          ----------------------  ----------------------
CLASS A                                      SHARES & AMOUNT         SHARES & AMOUNT
----------------------------------------  ----------------------  ----------------------
Shares sold.............................          6,222,351,251          14,275,856,684
Shares issued in connection with
  reinvestment of distributions.........              4,193,093               7,664,536
                                          ----------------------  ----------------------
                                                  6,226,544,344          14,283,521,220
Shares repurchased......................         (6,432,557,179)        (14,074,631,817)
                                          ----------------------  ----------------------
Net increase (decrease).................           (206,012,835)            208,889,403
                                          ----------------------  ----------------------
                                          ----------------------  ----------------------


CLASS B                                      SHARES & AMOUNT         SHARES & AMOUNT
----------------------------------------  ----------------------  ----------------------
Shares sold.............................          1,763,392,144           2,348,173,773
Shares issued in connection with
  reinvestment of distributions.........              2,479,264               2,261,688
                                          ----------------------  ----------------------
                                                  1,765,871,408           2,350,435,461
Shares repurchased......................         (1,810,681,116)         (2,321,320,722)
                                          ----------------------  ----------------------
Net increase (decrease).................            (44,809,708)             29,114,739
                                          ----------------------  ----------------------
                                          ----------------------  ----------------------

ADVISOR CLASS                                SHARES & AMOUNT         SHARES & AMOUNT
----------------------------------------  ----------------------  ----------------------
Shares sold.............................            223,289,952             237,098,781
Shares issued in connection with
  reinvestment of distributions.........                222,493                 215,804
                                          ----------------------  ----------------------
                                                    223,512,445             237,314,585
Shares repurchased......................           (231,710,695)           (224,416,508)
                                          ----------------------  ----------------------
Net increase (decrease).................             (8,198,250)             12,898,077
                                          ----------------------  ----------------------
                                          ----------------------  ----------------------

4. EXPENSE REDUCTIONS
For the year ended December 31, 1997, the Fund's custody fees were offset by $43,916 of credits on cash held at the custodian.

5. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.